Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 6 – Convertible Notes Payable

Unsecured Convertible Promissory Notes

A summary of the outstanding convertible promissory notes as of September 30, 2022 and December 31, 2021 is as follows:

	September 30, 2022		December 31, 2021
Convertible notes payable - current portion		$3,936,000		$6,016,000
Deferred debt discount - current portion		-		(39,492)
Total convertible notes payable - current portion, net		$3,936,000		$5,976,508

Covnertible notes payable - related parties - current portion		$25,000		$3,175,000
Deferred debt discount - current portion		-		-
Total convertible notes payable - relatied parties - current portion, net	$		$

Total convertible notes payable, net		$3,961,000		$9,151,508

Between October 2019 and July 2020, the Company issued 24-month Unsecured Convertible Promissory Notes (“the Notes”) to investors and brokers in the aggregate principal amount of $3,961,000 (of which $1,795,500 related to 2020 issuances). Of the total, $25,000 of Notes were issued to a related party (a member of the Company management team).

During February and March 2021, the Company issued new Unsecured Convertible Promissory Notes (“2021 Notes”) with an aggregate principal balance of $5,230,000, of which $3,150,000 were issued to related parties of the Company (including members of the Company’s management team, a founder and a significant stockholder).

ZYVERSA THERAPEUTICS, INC.

NOTES TO CONDENSED FINANCIAL STATEMENTS

(unaudited)

Note 6 – Convertible Notes Payable – Continued

During January 2022, the Company and its convertible note holders agreed to extend the maturity of the Notes and the 2021 Notes to December 31, 2022. The extensions qualified as modifications because the terms were not substantially different. Accordingly, the extended notes were treated as a continuation of the original Notes and 2021 Notes.

During the three and nine months ended September 30, 2022, the Company recorded $69,804 and $379,737, respectively, of interest expense in the unaudited condensed statements of operations related to the Notes and 2021 Notes, including amortization of debt discount of $3,024 and $39,492, respectively. During the three and nine months ended September 30, 2021, the Company recorded $225,887 and $617,002, respectively, of interest expense in the unaudited condensed statements of operations related to the Notes and 2021 Notes, including amortization of debt discount of $86,879 and $251,940, respectively.

Automatic Conversion of the 2021 Notes

On July 8, 2022, as a result of the Additional Series A Preferred Stock Financing (which resulted in a Qualified Equity Financing with cumulative gross proceeds that exceeded $500,000), the 2021 Notes consisting of $5,230,000 of principal and $428,888 of accrued interest, automatically converted into 1,802,193 shares of Series A Preferred Stock, at an effective conversion price of $3.14 per share of Series A Preferred Stock. In addition, Series A Warrants to purchase 2,035,571 shares of common stock will be issued to the former 2021 Note holders upon the automatic conversion of the Series A Preferred Stock., which occurs upon the closing of the Business Combination discussed further in Note 8 – Commitments and Contingencies.

Note 6 — Convertible Notes Payable

Unsecured Convertible Promissory Notes

Between October 2019 and July 2020, the Company issued 24-month Unsecured Convertible Promissory Notes (“the Notes”) to investors and brokers in the aggregate principal amount of $3,961,000 (of which $1,795,500 related to 2020 issuances). Of the total, $25,000 of Notes were issued to a related party (a member of the Company management team). The Notes bear interest at a rate equal to 6% per annum and shall be due on the earlier of (i) twenty-four months following the initial closing, as defined; (ii) when, upon or after the occurrence of an event of default; or (iii) upon the occurrence of any change of control of the Company. In the event of the Company closing a Qualified Offering, defined as; (i) an initial public offering that results in gross proceeds of at least $20 million or becoming an entity whose shares of common stock are listed on a qualified exchange, (ii) a reverse merger with a publicly traded company, (iii) a Reg. A offering of the Company’s equity securities that results in gross proceeds of at least $20 million, or (iv) an offering of the Company’s equity securities resulting in gross proceeds of not less than $20 million, the principal and accrued interest due under the Notes shall automatically convert on the same terms and conditions received by the investors in such Qualified Offering. The automatic conversion price shall equal the lesser of (A) $3.25 per share or (B) 80% of the price per share of the (i) in the case of an Initial Public Offering (“IPO”) or Reg A Offering, the lowest price per share of the qualified offering securities issued, (ii) in the case of a reverse merger, the gross price per share of common stock payable to the Company’s stockholders, or (iii) in the case of a private placement, the price per share of the conversion shares (the “Redemption Feature Conversion Price”). The Company analyzed the embedded features of the Notes and determined that the Notes contained (i) an automatic conversion upon a Qualified Offering at a fixed price of $3.25 per share which did not contain a beneficial conversion feature, (ii) a redemption feature upon default which did not require bifurcation, (iii) a redemption feature upon a Qualified Offering at the Redemption Feature Conversion Price with an aggregate fair value of $373,000 ($170,500 related to 2020 issuances) which was bifurcated from the debt host and recorded with a credit to derivative liabilities and a debit to debt discount, and (iv) a put option triggered upon a change of control with a fair value of $64,342 ($41,058 related to 2020 issuances) which was bifurcated from the debt host and recorded with a credit to derivative liabilities and a debit to debt discount. The debt discount is being amortized over the term of the Notes using the effective interest method and the derivative liabilities are marked-to-market at each reporting date. See Note 9 — Derivative Liabilities for additional details.

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 6 — Convertible Notes Payable (cont.)

During February and March 2021, the Company issued new Unsecured Convertible Promissory Notes (“2021 Notes”) with an aggregate principal balance of $5,230,000, of which $3,150,000 were issued to related parties of the Company (including members of the Company’s management team, a founder and a significant stockholder). The 2021 Notes bear interest at the rate of 6% per annum, compounded daily, and were due on December 31, 2021. In the Event the Company commences a debt financing after February 15, 2021 (the “Qualified Debt Financing”), the 2021 Notes shall automatically convert into a promissory note in the same form and with the same terms and conditions as those issued in the Qualified Debt Financing and in a principal amount equal to the then outstanding principal and accrued and unpaid interest under the 2021 Notes (the “Note Obligations”). Upon the Closing by the Company of a minimum of $500,000 equity financing after February 15, 2021 (the “Qualified Equity Financing”), the 2021 Notes shall automatically convert into the equity securities sold in a Qualified Equity Financing (the “Subsequent Round Securities”) at the same price and on the same terms and conditions received by any investor in such Qualified Equity Financing. The number of Subsequent Round Securities to be issued upon such conversion shall be equal to the quotient obtained by dividing (i) an amount equal to the Note Obligations outstanding on the closing of such Qualified Equity Financing by the lowest price per security at which the Subsequent Round Securities are sold in the Qualified Equity Financing (the “Conversion Price”). If at any time before the Qualified Equity Financing, a change of control occurs, an amount equal to the Note Obligations outstanding on the closing of such change of control shall automatically convert simultaneously with the closing of the change of control at the price of $3.25 per share. The Company analyzed the embedded features of the 2021 Notes and determined that the 2021 Notes contained (i) an automatic conversion upon a Qualified Debt Financing which did not require bifurcation, (ii) an automatic conversion upon a Qualified Equity Financing at a fixed price of $3.25 per share which did not require bifurcation, (iii) an automatic conversion upon a Change of Control at a fixed price of $3.25 per share which did not require bifurcation, and (iv) a redemption feature upon default which did not require bifurcation.

A summary of the outstanding convertible promissory notes as of December 31, 2021 and 2020 is as follows:

	As of December 31,
	2021	2020
Convertible notes payable – current portion	$6,016,000	$2,165,500
Deferred debt discount – current portion	(39,492)	(140,633)
Total convertible notes payable-current portion, net	$5,976,508	$2,024,867
Convertible notes payable – related parties-current portion	$3,175,000	$25,000
Convertible notes payable – non-current portion	$—	$1,770,500
Deferred debt discount – non-current portion	—	(216,692)
Total convertible notes payable – non-current portion, net	$—	$1,553,808
Total convertible notes payable, net	$9,151,508	$3,603,675

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 6 — Convertible Notes Payable (cont.)

As of December 31, 2021, $2,165,500 of Notes were past due and all of the 2021 Notes became due. The remaining $1,795,500 of Notes are due during 2022, with the latest maturity date being during July 2022. See Note 13 — Subsequent Events for information related to the extension of the maturity dates of all of the Notes and 2021 Notes to December 31, 2022.

The Company is required to pay a cash fee equal to 8% of the aggregate gross proceeds to the extent the placement agent first identified and brought to the Company any investor in the Notes financing. In connection with Notes financing, the Company incurred an aggregate of $228,236 ($141,735 related to 2020 issuances and the remainder related to 2019 issuances) of placement agent and legal fees which were recorded as debt discount which are being amortized over the term of the Notes using the effective interest method.

During the years ended December 31, 2021 and 2020, the Company recorded amortization of debt discount as interest expense in the statements of operations of $317,833 and $288,366, respectively, related to the Notes.